UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2008

Date of reporting period:	April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Strategy Fund Schedule of Investments

April 30, 2008 (unaudited)

Principal
Amount
(000)		Value*
SENIOR LOANS (a)(c)—73.8%
Advertising—1.6%
	PagesJaunes Groupe S.A. (b),
€2,000	6.113%, 1/11/14, Term A	$2,819,935
€2,250	6.613%, 1/11/15, Term B	2,881,238
€2,250	7.113%, 1/11/16, Term C	2,882,990
	West Corp.,
$84	5.079%, 10/23/13	76,795
2,950	5.238%, 10/23/13	2,704,303
3,544	5.259%, 10/23/13 (b)	3,248,842
2,849	5.295%, 10/24/13	2,611,038
503	5.465%, 10/23/13	460,772
		17,685,913

Aerospace—0.1%
1,250	TransDigm Group, Inc., 4.655%, 6/23/13, Term B (b)	1,195,312

Airlines—0.5%
6,930	Northwest Airlines Corp., 4.72%, 8/22/08 (b)	6,092,613

Apparel & Textiles—0.3%
	Hanesbrands, Inc., Term B,
126	4.424%, 10/15/13	123,847
571	4.657%, 10/15/13	562,143
	Simmons Co., Term C (b),
702	4.875%, 12/19/11	632,011
369	4.938%, 12/19/11	331,745
468	5.288%, 12/19/11	421,341
538	6.375%, 12/19/11	484,299
156	6.50%, 12/19/11	140,447
54	6.938%, 12/19/11	48,430
108	7.125%, 12/19/11	96,860
108	7.25%, 12/19/11	96,860
		2,937,983

Automotive—1.6%
2,000	Dura Operating Corp., 7.491%, 4/28/11 (b)	1,100,000
11,850	Ford Motor Corp., 5.80%, 12/15/13, Term B	10,918,661
2,475	General Motors Corp., 5.059%, 11/29/13	2,331,468
	Hertz Corp.,
321	2.599%, 12/21/12	308,103
10	4.22%, 12/21/12 (b)	9,211
2,328	4.22%, 12/21/12, Term B	2,236,510
1,514	4.23%, 12/21/12, Term B	1,453,999
		18,357,952

Automotive Products—2.0%
8,302	Affinia Group, 5.899%, 11/30/11, Term B (b)	7,389,170

Principal
Amount
(000)		Value*
Automotive Products (continued)
	Allison Transmission, Inc.,
$2,567	5.48%, 8/7/14	$2,412,811
1,423	5.74%, 8/7/14 (b)	1,337,411

	Cooper Standard Automotive, Inc.,
2,333	5.25%, 12/31/11, Term B	2,251,202
5,830	5.25%, 12/31/11, Term C	5,625,794
3,000	Goodyear Tire & Rubber Co., 4.54%, 4/20/14, Term B	2,850,000
		21,866,388

Banking—0.7%
	Aster Co., Ltd. (b),
2,138	4.88%, 9/19/13, Term B	1,872,352
2,214	4.88%, 9/19/14, Term C	1,939,541
€2,800	6.983%, 9/19/13, Term B	3,763,553
		7,575,446

Building/Construction—0.9%
	Masonite International Corp., Term B,
$1,361	4.63%, 4/6/13	1,232,891
5,107	4.92%, 4/6/13	4,628,164
4,725	Nortek, Inc., 5.30%, 8/27/11 (b)	4,276,166
		10,137,221

Chemicals—2.0%
	Brenntag AG,
€1,660	6.517%, 12/23/13	2,410,598
€340	6.517%, 12/23/13, Term B	494,313
	Chart Industries, Term B (b),
$2,333	4.75%, 10/14/12	2,275,000
333	6.875%, 10/14/12	325,000
	Georgia Gulf Corp.,
1,492	5.241%, 10/3/13	1,411,923
9	5.622%, 11/30/13 (b)	8,339
	INEOS Group Ltd.,
2,871	4.635%, 10/7/12, Term A	2,566,176
970	4.655%, 10/7/12, Term A	867,127
1,960	4.885%, 10/7/13, Term B	1,727,903
1,960	5.385%, 10/7/14, Term C	1,833,213
2,327	Innophos, Inc., 4.70%, 8/13/10, Term B (b)	2,205,091
4,823	KRATON Polymers Group LLC, 6.75%, 5/12/13 (b)	4,033,160
€1,619	MacDermid, Inc., 6.981%, 4/12/14 (b)	2,229,964
		22,387,807

Commercial Products—0.4%
	Alliance Laundry Holdings LLC, Term B (b),
$45	5.22%, 1/27/12	43,317
2,673	5.60%, 1/27/12	2,599,022

Principal
Amount
(000)		Value*
Commercial Products (continued)
	iPayment, Inc. (b),
$1,010	4.696%, 12/27/12	$838,059
388	4.716%, 12/27/12	322,330
538	4.828%, 12/27/12	446,427
		4,249,155

Commercial Services—0.4%
	ARAMARK Corp.,
4,146	4.571%, 1/26/14, Term B	3,981,285
708	4.83%, 1/26/14, Term LC	679,763
		4,661,048

Computer Services—1.0%
11,672	SunGard Data Systems, Inc., 5.128%, 2/11/13	11,084,657

Computer Software—2.5%
	Infor Global Solutions (b),
1,491	5.45%, 7/28/12	1,239,660
1,036	6.45%, 7/28/12	860,870
231	6.45%, 8/1/12	192,322
663	6.45%, 8/1/12, Term DD	551,289
€3,090	8.481%, 8/1/12, Term EU	3,994,656
	Thomson Learning, Inc., Term B,
$1,802	5.20%, 6/27/14	1,674,979
14,118	5.36%, 6/27/14	13,123,982
7,000	Trilogy International, Inc., 6.196%, 6/22/12 (b)	5,985,000
		27,622,758

Consumer Products—2.0%
6,529	Education Management Corp., 4.50%, 2/13/14, Term B (b)	5,839,046
	Jarden Corp., Term B,
5,967	4.446%, 1/24/12 (b)	5,688,833
2,978	5.196%, 1/24/12	2,903,062
	National Mentor, Inc. (b),
1,970	4.70%, 6/30/13, Term B	1,694,135
3,000	6.904%, 6/29/12	2,580,000
	Pinnacle Foods, Term B (b),
122	5.421%, 3/30/14	114,589
3,351	5.438%, 3/30/14	3,134,816
		21,954,481

Containers & Packaging—2.3%
	Graham Packaging Holdings Co., Term B,
1,333	4.875%, 10/18/11	1,266,759
100	5.00%, 10/18/11 (b)	95,007
6,333	5.00%, 10/18/11	6,017,104
2,133	5.25%, 10/18/11	2,026,814

Principal
Amount
(000)		Value*
Containers & Packaging (continued)
	Graphic Packaging International Corp.,
$1,251	4.698%, 5/3/14	$1,194,013
427	4.734%, 5/3/14	407,796
1,194	4.92%, 5/3/14	1,138,994
	JSG Packaging Ltd.,
€30	5.853%, 11/29/12, Term A	43,356
€364	5.942%, 11/29/12, Term A	525,223
€34	6.229%, 1/12/13, Term B	50,136
€117	6.229%, 1/12/13, Term B (b)	171,006
€91	6.238%, 1/12/13, Term B	132,497
€31	6.238%, 11/29/13, Term B (b)	45,368
€208	6.249%, 1/12/13, Term B (b)	302,630
€332	6.30%, 11/29/12, Term A	478,533
€225	6.478%, 1/12/14, Term C	320,947
€225	6.482%, 11/29/12, Term A	324,776
€114	6.488%, 1/12/14, Term C (b)	162,743
€120	6.488%, 1/12/14, Term C	171,091
€461	6.488%, 2/18/15, Term C (b)	656,081
€412	6.527%, 1/12/13, Term B	600,327
€281	6.616%, 1/12/13, Term B	409,186
€109	6.616%, 11/29/13, Term B	158,907
€715	6.643%, 2/18/14, Term B (b)	1,041,345
€402	6.777%, 1/12/14, Term C	572,984
€141	6.853%, 11/29/14, Term C (b)	201,192
€91	6.866%, 1/12/14, Term C (b)	129,342
€136	6.866%, 11/29/14, Term C	194,304
€188	6.872%, 1/12/14, Term C	267,994
€121	6.893%, 11/29/14, Term C (b)	172,450
	Smurfit-Stone Container,
$1,528	4.50%, 11/1/10	1,490,207
749	4.875%, 11/1/10, Term C	730,790
342	4.875%, 11/1/11, Term B	333,605
744	4.875%, 11/1/11, Term C	725,306
931	5.125%, 11/1/11, Term B	907,562
2,505	5.125%, 11/1/11, Term C	2,443,399
		25,909,774

Diversified Manufacturing—1.4%
8,453	Grant Forest Products, 12.75%, 9/16/13 (b)	6,149,435
	Invensys PLC (b),
1,041	5.039%, 7/17/13	1,002,055
959	5.128%, 7/17/13	922,945
	KION Group GmbH (b),
3,000	6.751%, 12/20/14, Term B	2,797,500
3,000	7.251%, 12/20/15, Term C	2,797,500
	Linpac Mouldings Ltd. (b),
1,016	7.218%, 4/16/12, Term B	840,495
1,277	7.718%, 4/16/12, Term C	1,063,223
		15,573,153

Drugs & Medical Products—2.6%
5,837	Bausch & Lomb, Inc., 5.946%, 4/26/15, Term B	5,772,851
	Mylan Laboratories, Inc., Term B,
3,326	5.938%, 10/2/14	3,267,774
1,663	6.00%, 10/2/14 (b)	1,633,887
3,490	6.125%, 10/2/14	3,429,889

Principal
Amount
(000)		Value*
Drugs & Medical Products (continued)
	Nycomed Holdings (b),
€2,270	6.978%, 12/20/15, Term B	$2,947,692
€1,730	6.978%, 12/29/16, Term B	2,246,314
€1,730	7.728%, 12/20/15, Term C	2,277,974
€2,270	7.728%, 12/29/16, Term C	2,989,237
	Stiefel Laboratories, Inc. (b),
$432	6.693%, 12/31/13	417,162
565	6.693%, 1/10/14	545,401
	Warner Chilcott PLC,
1,818	4.696%, 1/18/12, Term B	1,750,477
848	4.696%, 1/18/12, Term C	816,889
970	4.761%, 1/18/12, Term B	933,588
128	4.884%, 1/18/12, Term B	122,940
154	4.884%, 1/18/12, Term C	148,585
		29,300,660

Energy—1.5%
	Alon USA Energy, Inc. (b),
5,189	5.113%, 6/8/13	4,773,751
649	5.113%, 6/8/13, Term DD	596,719
51	Edison Midwest, 6.82%, 4/27/11, Term B	49,214
5,141	Headwaters, Inc., 4.90%, 4/30/11, Term B (b)	4,807,065
	Longview Power (b),
933	4.938%, 2/28/14, Term DD	795,278
267	5.00%, 2/28/13, Term LC	227,222
800	5.063%, 2/28/14, Term B	681,666
2,500	NRG Energy Holding, 4.346%, 2/1/13	2,404,062
	Targa Resources, Inc.,
774	2.571%, 10/31/11	744,677
48	4.696%, 10/31/12, Term B	46,542
1,323	6.906%, 10/31/12, Term B	1,272,901
		16,399,097

Entertainment—2.4%
17,682	MGM Studios, 5.946%, 4/8/12, Term B	14,206,432
	Revolution Studios LLC (b),
713	5.37%, 12/21/12, Term A	646,374
4,596	6.62%, 12/21/14, Term B	4,250,997
	Warner Music Group, Inc., Term B,
3,692	4.678%, 2/28/11	3,412,496
698	4.895%, 2/28/11	644,952
1,649	4.92%, 2/28/11	1,524,705
1,666	5.093%, 2/28/11 (b)	1,540,106
		26,226,062

Principal
Amount
(000)		Value*
Financial Services—6.5%
$3,500	Bearingpoint, Inc., 6.666%, 5/18/12 (b)	$2,607,500
14,422	Chrysler Financial Corp., 6.80%, 8/3/12	13,162,536
	Delphi Corp. (b),
500	6.375%, 7/1/08, Term B	498,750
8,000	6.875%, 7/1/08, Term C	8,051,432
	First Data Corp., Term B,
247	5.349%, 9/24/14 (b)	232,611
931	5.349%, 9/24/14	877,194
67	5.446%, 9/24/14 (b)	62,661
597	5.446%, 9/24/14	563,156
8,111	5.645%, 9/24/14	7,651,036
11,820	Nielson Finance, 5.346%, 8/9/13, Term B	11,209,346
	Nuveen Investments, Term B,
5,184	5.863%, 11/13/14	4,951,133
4,816	5.886%, 11/1/14 (b)	4,526,226
	One (b),
€1,247	7.136%, 10/2/15, Term B	1,777,121
€1,003	7.136%, 2/4/16, Term B	1,428,147
€1,402	7.636%, 9/30/16, Term C	2,117,827
€848	7.636%, 2/4/17, Term C	1,280,107
€5,300	Weather Investments, 10.972%, 12/17/14 (b)	8,329,960
$3,000	Yell Finance BV, 4.863%, 2/10/13	2,669,463
		71,996,206

Food Services—1.4%
	Arby’s Restaurant Group, Inc., Term B,
37	4.943%, 7/25/12	35,138
1,855	4.954%, 7/25/12	1,756,881
6,398	5.113%, 7/25/12	6,060,361
1,948	5.149%, 7/25/12	1,844,725
	Michael Foods, Inc., Term B (b),
195	4.542%, 11/21/10	190,550
2,864	6.845%, 11/21/10	2,791,945
3,465	Sturm Foods, Inc., 5.438%, 1/30/14, Term B (b)	2,581,425
		15,261,025

Healthcare & Hospitals—6.5%
12,935	Biomet, Inc., 5.696%, 3/25/15, Term B	12,711,328
	Capio AB (b),
€356	7.087%, 3/8/15, Term B	528,153
€1,209	7.087%, 3/8/16, Term C	1,786,398
€1,209	7.212%, 3/8/15, Term B	1,786,398
€356	7.212%, 3/8/16, Term C	525,727
$4,083	Community Health Systems, Inc., 5.335%, 7/25/14, Term B	3,917,295
	DaVita, Inc., Term B,
1,285	4.20%, 10/5/12	1,233,223
74	4.22%, 10/5/12 (b)	70,666
105	4.22%, 10/5/12	100,952
232	4.33%, 10/5/12 (b)	222,767
1,630	4.33%, 10/5/12	1,564,226
105	4.57%, 10/5/12	100,951
158	4.60%, 10/5/12	151,427

Principal
Amount
(000)		Value*
Healthcare & Hospitals (continued)
$24,688	HCA, Inc., 4.946%, 11/18/13, Term B	$23,485,169
	HealthSouth Corp.,
4,607	5.23%, 3/10/13	4,384,095
10	5.37%, 2/2/13	9,842
€3,000	ISTA, 8.519%, 6/15/16	3,222,783
$2,573	MultiPlan, Inc., 5.363%, 4/12/13, Term B (b)	2,430,997
	Psychiatric Solutions, Inc., Term B (b),
1,458	4.45%, 7/7/12	1,402,923
2,707	4.613%, 7/7/12	2,605,491
9,223	Renal Advantage, Inc., 5.264%, 10/6/12, Term B (b)	8,646,133
	United Surgical (b),
45	4.62%, 4/18/14, Term DD	41,548
110	5.02%, 4/18/14, Term DD	100,903
1,665	5.49%, 4/18/14, Term B	1,531,652
95	6.791%, 4/18/14, Term DD	87,548
		72,648,595

Hotels/Gaming—1.7%
693	CCM Merger, Inc., 5.00%, 7/21/12, Term B (b)	651,334
6,342	Las Vegas Sands Corp., 4.45%, 5/23/14	5,839,815
	MotorCity Casino, Term B (b),
6,338	4.671%, 7/21/12	5,958,074
1,732	5.08%, 7/21/12	1,628,334
4,851	Wimar OPCO LLC, 8.50%, 1/3/12, Term B	4,679,482
		18,757,039

Leasing—0.3%
	Rental Service Corp. (b),
1,771	6.23%, 11/21/13	1,546,681
2,218	6.23%, 11/30/13	1,936,740
		3,483,421

Manufacturing—2.4%
1,000	Boc Group, Inc., 8.835%, 11/30/14 (b)	550,000
7,380	Bombardier, Inc., 5.32%, 6/26/13, Term B (b)	6,555,673
	Dresser-Rand Group, Inc., Term T,
138	5.113%, 5/4/14	133,846
5,754	5.315%, 5/4/14	5,562,425
	Lucite International Ltd. (b),
2,182	5.15%, 5/26/13, Term B	1,957,430
773	5.15%, 5/26/13, Term DD	693,093
5,955	Polypore, Inc., 5.11%, 5/15/14	5,687,025

Principal
Amount
(000)		Value*
Manufacturing (continued)
$313	TPF Generation, 7.098%, 12/15/13 (b)	$299,296
6,117	Xerium Technologies, Inc., 5.446%, 5/18/12, Term B (b)	4,954,651
		26,393,439

Multi-Media—7.5%
	American Media Operations, Inc. (b),
3,735	6.34%, 1/30/13	3,422,194
3,735	8.16%, 1/30/13	3,422,194
1,228	Atlantic Broadband, Inc., 4.95%, 8/9/12, Term B (b)	1,148,387
7,000	Charter Communications, 5.171%, 9/6/14	6,211,205
	CMP Susqhuhanna Corp., Term B (b),
956	4.757%, 5/5/13	749,035
1,365	4.893%, 5/5/13	1,069,446
540	4.925%, 5/5/13	422,706
14,804	CSC Holdings, Inc., 4.477%, 3/30/13, Term B	14,295,393
4,000	Insight Communications, 7.75%, 4/21/15 (b)	3,692,500
2,000	Macrovision, 7.00%, 4/30/13 (b)	1,997,500
4,950	MGM Studios, 5.946%, 4/8/12, Term B	3,977,018
3,025	NTL Investment, 4.937%, 1/6/13, Term B	2,785,435
	ProSieben Sat.1 Media AG (b),
€5,055	2.875%, 5/9/15	6,479,583
€145	6.248%, 5/9/15	185,463
	Seven Media Group, Term T (b),
AUD1,733	9.392%, 2/7/13	1,494,567
AUD6,933	9.402%, 2/7/13	5,978,267
AUD217	9.835%, 2/7/13	186,821
$2,006	Source Media, Inc., 4.95%, 11/8/11, Term B	1,835,833
1,401	Thomas Media, 4.95%, 11/8/11, Term B	1,281,712
	Univision Communications, Inc.,
14	4.954%, 9/15/14, Term B (b)	12,204
416	5.113%, 9/15/14, Term B	351,481
14,564	5.149%, 9/15/14, Term B	12,301,832
2,000	5.363%, 3/15/09	1,923,334
506	5.494%, 9/15/14, Term B (b)	427,147
	Young Broadcasting, Inc., Term B (b),
6,997	5.25%, 11/3/12, Term DD	6,323,406
2,250	5.688%, 5/2/12	2,033,802
		84,008,465

Oil & Gas—0.4%
	Big West Oil LLC (b),
312	4.966%, 5/2/14, Term DD	294,141
1,106	5.00%, 5/2/14, Term B	1,041,258
	Oxbow Carbon & Minerals LLC (b),
3,547	4.863%, 5/4/14, Term B	3,217,244
327	4.863%, 5/4/14, Term DD	296,980
110	6.25%, 5/4/14, Term B	99,731
		4,949,354

Principal
Amount
(000)		Value*
Paper/Paper Products—1.0%
	Georgia-Pacific Corp., Term B,
$832	4.446%, 12/20/12	$798,969
9,255	4.74%, 12/20/12	8,891,962
1,089	4.835%, 12/20/12	1,046,113
		10,737,044

Printing/Publishing—2.1%
212	Idearc, Inc., 4.86%, 11/17/14 (b)	175,793
€3,743	Seat Pagine Gialle SpA, 4.386%, 5/25/12, Term A (b)	5,294,935
	Tribune Co.,
$11,351	5.478%, 5/30/09, Term X	10,825,795
8,932	5.542%, 5/30/14, Term B	6,643,547
		22,940,070

Recreation—2.7%
	Amadeus Global Travel (b),
5,200	6.846%, 4/8/13, Term B	4,863,986
5,200	7.096%, 4/8/14, Term C	4,791,343
6,868	Cedar Fair L.P., 4.863%, 8/30/12	6,548,996
	Six Flags Theme Parks, Inc., Term B,
4,235	5.15%, 4/30/15	3,783,973
1,412	5.33%, 4/30/15	1,261,324
308	5.35%, 4/30/15	275,126
	Travelport,
595	4.946%, 8/23/13	549,756
2,964	5.113%, 8/23/13	2,739,868
5,955	5.113%, 8/23/13, Term DD	5,472,645
		30,287,017

Retail—0.2%
2,715	Neiman Marcus Group, Inc., 4.758%, 4/6/13	2,599,230

Telecommunications—8.8%
	Alltel Corp., Term B,
2,726	5.466%, 5/15/15	2,510,061
3,742	5.55%, 5/15/15	3,445,880
	Centennial Cellular Communications Corp. (b),
8,603	4.696%, 2/9/11	8,409,232
666	5.085%, 1/20/11	650,665
	eircom Group PLC (b),
€3,700	6.606%, 8/15/14, Term B	5,358,128
€3,700	6.856%, 8/15/15, Term C	5,386,873
€2,000	8.981%, 2/15/16	2,843,117
$5,631	Hawaiian Telcom Communications, Inc., 4.946%, 6/1/14, Term C	4,251,642
	Integra Telecom, Inc., Term T (b),
3,043	6.946%, 8/31/13	2,887,293
1,886	7.149%, 8/31/13	1,789,460
2,515	7.335%, 8/31/13	2,385,946
	Intelsat Ltd.,
4,762	5.184%, 7/3/12	4,418,691
2,993	5.184%, 1/3/14 (b)	2,776,393
5,500	5.20%, 2/1/14	5,495,875
	Nordic Telephone Co. Holdings ApS,
€4,414	6.014%, 11/30/13, Term B	6,710,187
€5,285	6.514%, 11/30/14, Term C	8,069,266
$7,500	Qwest Corp., 6.95%, 6/30/10, Term B	7,500,000

Principal
Amount
(000)		Value*
Telecommunications (continued)
€3,000	Telenet Bidco NV, 7.468%, 7/31/15, Term C (b)	$4,483,872
	Telesat,
$4,000	9.00%, 10/31/08	3,820,000
3,000	10.50%, 10/31/08	2,865,000
	Telesat Canada, Inc.,
47	5.79%, 10/22/14, Term DD	44,619
1,165	5.89%, 10/22/14, Term B	1,103,112
7,106	5.90%, 10/22/14, Term B	6,727,477
360	5.90%, 10/22/14, Term DD	349,504
4,770	Verizon IDEARC, Inc., 4.70%, 11/17/14, Term B	3,947,101
		98,229,394

Transportation—0.5%
	Fleetpride Corp., Term B (b),
5,063	5.196%, 6/6/13	4,682,812
375	5.384%, 6/6/13	346,875
		5,029,687

Utilities—2.7%
7,440	AES Corp., 7.19%, 8/10/11, Term B (b)	7,272,042
4,160	Midwest Generation LLC, 4.568%, 12/31/11, Term B (b)	4,110,468
3,625	Sandridge Energy, Inc., 6.323%, 4/1/14 (b)	3,452,812
	Texas Competitive Electric Holdings Co. LLC,
2,114	6.478%, 10/10/14	2,027,237
8,521	6.596%, 10/10/14	8,175,245
5,285	6.596%, 10/10/14, Term B	5,066,666
		30,104,470

Waste Disposal—0.9%
	Allied Waste North America, Inc.,
1,032	4.08%, 3/28/14, Term B	998,638
885	4.30%, 3/28/14, Term B	855,976
1,892	4.57%, 3/28/14, Term B	1,830,835
156	4.59%, 3/28/14, Term B	150,638
2,418	4.60%, 3/28/14	2,340,430
€3,000	AVR-Bedrijven NV, 7.015%, 3/1/14 (b)	4,297,044
		10,473,561

Wholesale—0.8%
$9,776	Roundy’s, Inc., 5.47%, 10/27/11, Term B	9,179,899

Wire & Cable Products—1.2%
	UPC Broadband Holding BV,
€4,345	6.391%, 12/31/14, Term M	6,168,100
€5,000	7.752%, 12/31/14	7,098,102
		13,266,202
	Total Senior Loans (cost—$866,876,327)	821,561,598

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—18.5%
Airlines—0.1%
$1,477	JetBlue Airways Corp., 6.165%, 5/15/10, FRN	B2/B+	$1,469,160

Apparel & Textiles—0.7%
8,600	Hanesbrands, Inc., 8.204%, 12/15/14, FRN	B2/B	8,148,500

Automotive Products—0.9%
4,500	Dura Operating Corp., 8.625%, 4/15/12 (b)(e)	NR/NR	405,000
9,000	Goodyear Tire & Rubber Co., 8.663%, 12/1/09, FRN	Ba3/BB-	9,056,250
			9,461,250

Banking—1.1%
5,000	Bank of America Corp., 8.00%, 2/1/18 (g)	A1/A+	5,099,545
£4,801	Royal Bank of Scotland PLC, 9.644%, 4/6/11, FRN (f)	NR/NR	7,505,231
			12,604,776

Building/Construction—0.9%
€7,000	Grohe Holding GmbH, 7.622%, 1/15/14, FRN	B2/B	9,944,699

Chemicals—0.3%
€2,000	Rhodia S.A., 7.497%, 10/15/13, FRN (a)(d)	B1/BB	2,895,834

Commercial Services—0.9%
$10,000	ARAMARK Corp., 6.373%, 2/1/15, FRN	B3/B	9,675,000

Computer Services—0.2%
2,000	SunGard Data Systems, Inc., 9.125%, 8/15/13	Caa1/B+	2,100,000

Containers & Packaging—0.2%
3,000	Berry Plastics Holding Corp., 6.675%, 9/15/14, FRN	Caa1/B	2,565,000

Drugs & Medical Products—0.3%
3,500	Universal Hospital Services, Inc., 8.288%, 6/1/15, FRN	B3/B+	3,325,000

Electronics—0.2%
3,300	Spansion LLC, 6.201%, 6/1/13, FRN (a)(d)	B2/BB-	2,491,500

Financial Services—4.3%
3,500	Chukchansi Economic Dev. Auth., 8.238%, 11/15/12, FRN (a)(d)	B2/BB-	3,018,750
5,500	Citigroup, Inc., 8.40%, 4/30/18 (g)	A2/A	5,573,315
	Ford Motor Credit Co. LLC, FRN,
5,715	4.283%, 1/15/10	B1/B	5,172,607
12,350	5.46%, 1/13/12	B1/B	10,396,983
10,000	General Motors Acceptance Corp. LLC, 5.276%, 12/1/14, FRN	B2/B	7,118,300
4,000	Hexion U.S. Finance Corp., 7.565%, 11/15/14, FRN	B3/B	3,770,000
1,400	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A1/A	1,414,963
	Universal City Florida Holding Co.,
9,000	7.623%, 5/1/10, FRN	B3/B-	8,943,750
2,000	8.375%, 5/1/10	B3/B-	2,005,000
			47,413,668

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Hotels/Gaming—0.9%
$4,672	Harrah’s Operating Co., Inc., 10.75%, 2/1/16 (a)(d)	B3/B+	$4,041,280
7,000	Seminole Hard Rock Entertainment, Inc., 5.30%, 3/15/14, FRN (a)(d)	B1/BB	5,897,500
			9,938,780

Insurance—0.4%
	Residential Reins Ltd., FRN (a)(b)(d),
3,000	10.326%, 6/7/10	NR/BB	3,042,202
1,200	10.826%, 6/7/10	NR/BB+	1,217,580
			4,259,782

Manufacturing—0.6%
€4,500	Bombardier, Inc., 7.465%, 11/15/13, FRN (a)(d)	Ba2/BB+	7,076,111

Metals & Mining—0.3%
$3,050	Freeport-McMoRan Copper & Gold, Inc., 5.883%, 4/1/15, FRN	Ba2/BBB-	3,088,125

Multi-Media—0.5%
2,000	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	1,850,000
3,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	3,304,000
			5,154,000

Paper/Paper Products—0.9%
10,500	Verso Paper Holdings LLC, 6.623%, 8/1/14, FRN	B2/B+	9,870,000

Semi-conductors—0.6%
9,000	Freescale Semiconductor, Inc., 6.675%, 12/15/14, FRN	B2/B-	7,222,500

Telecommunications—4.2%
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	2,000,000
8,750	Hawaiian Telcom Communications, Inc., 8.486%, 5/1/13, FRN	Caa2/CCC	3,543,750
€6,000	Hellas Telecommunications Luxembourg V, 8.247%, 10/15/12, FRN	B1/B	8,734,209
€6,350	Nordic Telephone Co. Holdings ApS, 10.348%, 5/1/16, FRN (a)(d)	B2/B	9,787,452
$12,150	Nortel Networks Ltd., 6.963%, 7/15/11, FRN	B3/B-	11,512,125
6,000	Qwest Corp., 6.05%, 6/15/13, FRN	Ba1/BBB-	5,775,000
6,500	TelCordia Technologies, Inc., 6.463%, 7/15/12, FRN (a)(d)	B2/B	5,427,500
			46,780,036
	Total Corporate Bonds & Notes (cost—$222,725,415)		205,483,721

ASSET-BACKED SECURITIES—0.1%
629	CIT Group Home Equity Loan Trust, 3.165%, 6/25/33, FRN	Aaa/AAA	589,190
681	Salomon Brothers Mortgage Securities VII, Inc., 3.195%, 3/25/32, FRN	NR/AAA	665,399
	Total Asset-Backed Securities (cost—$1,307,930)		1,254,589

SHORT-TERM INVESTMENTS—7.6%
U.S. Treasury Bills (h)—3.3%
36,350	0.812%-2.125%, 5/29/08-6/26/08 (cost—$36,290,068)		36,290,068

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Corporate Notes—1.0%
Multi-Media—0.4%
$5,000	Cablevision Systems Corp., 7.133%, 4/1/09, FRN	B2/B+	$5,062,500

Telecommunications—0.6%
6,550	Qwest Communications International, Inc., 6.565%, 2/15/09, FRN	Ba3/B+	6,582,750
	Total Corporate Notes (cost—$11,636,844)		11,645,250

Repurchase Agreement—3.3%
36,700	Credit Suisse First Boston,
	dated 4/30/08, 1.90%, due
	5/1/08, proceeds $36,701,937;
	collateralized by U.S. Treasury
	Inflation Index Notes, 3.00%
	due 7/15/12, valued at $37,710,978
	including accrued interest (cost—$36,700,000)		36,700,000
	Total Short-Term Investments (cost—$84,626,912)		84,635,318

OPTIONS PURCHASED (i)—0.0%
Contracts
	Call Options—0.0%
271	U.S. Treasury Notes 10 yr. Futures (CBOT),
	strike price $137, expires 5/23/08		4,234
550	U.S. Treasury Notes 5 yr. Futures (CBOT),
	strike price $125, expires 5/23/08		4,297
			8,531

	Put Options—0.0%
	Financial Future Euro—90 day (CME),
1,120	strike price $93, expires 3/16/09		3
43	strike price $94, expires 3/16/09		—
	United Kingdom—90 day (CME),
540	strike price $91.25, expires 12/17/08		1
500	strike price $91.375, expires 12/17/08		—
			4
	Total Options Purchased (cost—$25,057)		8,535
	Total Investments (cost—$1,175,561,641)—100.0%		$1,112,943,761

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting in their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined weekly on the last business day of the week as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $866,457,307, representing 77.85% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower.  Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2008.

(d)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Security in default.
(f)	Fair-valued security – Security with a value of $7,505,231, representing 0.67% of total investments.
(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated as collateral for swaps.
(i)	Non-income producing.

Glossary:

AUD—Australian Dollar

£—British Pound

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

€—Euros

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on April 30, 2008.

LIBOR—London Inter-Bank Offered Rate

NR—Not Rated

Other Investments:

(1)  Futures contracts outstanding at April 30, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Appreciation
Short: U.S. Treasury Notes 5 yr. Futures	(550)	$(61,591)	6/30/08	$709,928

The Fund pledged $2,445,000 in cash as collateral for futures contracts.

(2) Credit default swap agreements outstanding at April 30, 2008:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America:
Bombardier	$3,500	6/20/10	3.80%	$212,023
Dynegy Holdings	6,000	3/20/13	4.30%	296,170
Las Vegas Sands	3,500	12/20/12	2.55%	(285,250)
LCDX	6,300	6/20/13	3.25%	160,103
NRG Energy	6,000	3/20/13	3.88%	225,928
Williams Cos.	5,000	12/20/09	1.65%	101,625
Barclays Bank:
Sprint Nextel	5,500	6/20/09	7.15%	210,523
Citigroup:
Chrysler Financial	1,000	6/20/13	5.00%	33,737
Ford Motor Credit	19,000	3/20/13	6.85%	(291,523)
Host Marriott	5,000	12/20/09	1.70%	(8,637)
Las Vegas Sands	2,000	12/20/12	2.55%	(163,000)
Qwest Capital Funding	18,000	3/20/13	3.40%	(585,989)
R.H. Donnelley	6,000	3/20/13	5.20%	(1,672,397)
Reliant Energy	5,000	12/20/09	3.20%	135,756
Univision Communications	4,000	3/20/12	0.97%	(555,412)
Credit Suisse First Boston:
Dow Jones CDX	€7,400	6/20/11	2.90%	23,011
Equistar Chemicals	$5,000	12/20/09	2.25%	(320,188)
Freescale Semiconductor	4,000	3/20/13	7.20%	(111,779)
Intelsat	7,000	3/20/10	3.21%	(336,484)
Samis	1,000	9/20/08	2.45%	14,718
Samis	1,800	12/20/09	2.15%	(5,143)
Deutsche Bank:
Ford Motor	1,000	6/20/12	2.17%	(78,969)
Goldman Sachs:
Dow Jones CDX	10,000	12/20/12	3.01%	(345,587)
Royal Caribbean Cruises	6,500	3/20/13	3.94%	125,085
JPMorgan Chase:
NRG Energy	5,000	12/20/09	2.20%	71,697
Owens Brockway	5,000	12/20/11	2.09%	15,578
SLM	7,000	3/20/09	4.40%	(87,406)
Lehman Brothers:
ARAMARK	1,000	9/20/12	3.90%	9,266
Bon-Ton Stores	4,000	3/20/12	4.05%	(1,068,933)
Celestica	5,000	3/20/13	5.30%	368,431
Dow Jones CDX	10,000	12/20/12	2.85%	(412,831)
Dow Jones CDX	10,000	12/20/12	3.23%	(253,127)
GMAC	5,000	12/20/08	5.00%	(140,071)
HCA	5,000	3/20/13	4.50%	117,640
Intelsat	3,000	12/20/09	3.00%	(103,425)
Six Flags	3,000	6/20/12	1.75%	(385,084)
Smurfit-Stone Container	3,000	12/20/09	1.85%	(128,888)
Station Casinos	5,000	12/20/09	1.45%	(525,440)
TRW Automotive	5,000	12/20/09	2.05%	40,814
Merrill Lynch & Co.:
AES	3,000	12/20/09	2.60%	77,631
ARAMARK	1,000	9/20/12	2.60%	17,760
ArvinMeritor	4,500	12/20/09	2.25%	(176,447)
Chesapeake Energy	5,000	12/20/09	1.30%	24,651
CMS Energy	1,500	12/20/09	1.85%	29,016
Delhaize America	5,000	12/20/09	1.07%	71,426
Dow Jones CDX	10,000	12/20/12	3.13%	(295,155)
Dow Jones CDX	11,800	12/20/12	3.23%	(298,690)
Dow Jones CDX	29,000	12/20/12	3.51%	(392,807)

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Dow Jones CDX	$24,000	12/20/12	3.81%	$(22,484)
Ford Motor	5,000	3/20/13	7.70%	(143,974)
General Motors	5,000	3/20/13	7.00%	(445,242)
Georgia-Pacific	6,500	3/20/13	3.75%	(124,073)
Morgan Stanley:
Biomet	3,000	9/20/12	3.05%	77,749
Hanesbrands	2,000	3/20/12	0.90%	(72,225)
Russian Federation	700	6/20/08	0.245%	387
UBS:
LCDX	7,800	6/20/13	3.25%	202,123
				$(7,173,812)

(3) Interest rate swap agreements outstanding at April 30, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$340,000	6/18/09	3-Month USD-LIBOR	4.00%	$1,609,798
Barclays Bank	82,000	6/18/13	3-Month USD-LIBOR	4.00%	1,194,441
Barclays Bank	23,900	6/18/18	5.00%	3-Month USD-LIBOR	260,407
Barclays Bank	265,000	6/21/25	3-Month USD-LIBOR	5.70%	32,436,394
Barclays Bank	489,200	6/21/25	5.70%	3-Month USD-LIBOR	(22,542,512)
Citigroup	98,000	6/18/15	3-Month USD-LIBOR	5.00%	5,247,418
Deutsche Bank	189,600	6/18/09	3-Month USD-LIBOR	4.00%	1,767,897
Goldman Sachs	59,000	6/18/15	3-Month USD-LIBOR	5.00%	(408,570)
Goldman Sachs	59,300	6/18/18	5.00%	3-Month USD-LIBOR	(2,496,398)
JPMorgan Chase	85,100	6/18/13	3-Month USD-LIBOR	4.00%	968,190
Morgan Stanley	36,300	6/18/09	3-Month USD-LIBOR	4.00%	336,969
Morgan Stanley	31,000	6/18/15	3-Month USD-LIBOR	5.00%	457,097
Morgan Stanley	255,000	6/21/25	3-Month USD-LIBOR	5.70%	31,938,165
Royal Bank of Scotland	3,700	6/18/09	3-Month USD-LIBOR	5.00%	24,451
Royal Bank of Scotland	200	6/18/13	3-Month USD-LIBOR	4.00%	4,883
Royal Bank of Scotland	150,000	6/18/15	3-Month USD-LIBOR	5.00%	8,031,762
Royal Bank of Scotland	389,100	6/18/18	5.00%	3-Month USD-LIBOR	(2,110,599)
UBS	5,500	6/18/09	3-Month USD-LIBOR	5.00%	35,795
					$56,755,588

€—Euro

LIBOR - London Inter-Bank Offered Rate

The Fund received $40,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(4)  Forward foreign currency contracts outstanding at April 30, 2008:

			Unrealized
	U.S. $ Value	U.S. $ Value	Appreciation
	Origination Date	April 30, 2008	(Depreciation)
Purchased:
2,639,000 Euro settling 5/15/08	$4,147,136	$4,106,193	$(40,943)
Sold:
8,562,250 Australian Dollar settling 5/15/08	8,047,787	8,053,191	(5,404)
106,105,000 Euro settling 5/29/08	166,126,737	165,003,292	1,123,445
5,692,000 British Pound settling 5/19/08	11,226,343	11,258,946	(32,603)
			$1,044,495

(5) At April 30, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount
Bausch & Lomb, Inc.	$650,000
Big West Oil LLC	1,062,500
Community Health Systems, Inc.	208,817
Eastman Kodak	5,000,000
Las Vegas Sands Corp.	1,141,880
Telesat Canada, Inc.	302,362
United Surgical	72,581
$8,438,140

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 24, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 24, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 24, 2008